Critical Judgments and Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Forward commodity price estimates
Impairment tests were carried out at December 31, 2017 and were based on fair value less costs to sell calculations, using a discount rate of 10% for Canada and 15% for Egypt on future after-tax cash flows and the following forward commodity price estimates:

	Egypt[1]	Canada[1]
	Oil	Oil	Gas	Condensate	Butane	Propane	Ethane
Year	$US/Bbl	$US/Bbl	$US/Mcf	$US/Bbl	$US/Bbl	$US/Bbl	$US/Bbl
2018	53.76	54.30	1.63	58.80	38.07	31.88	4.53
2019	51.92	54.27	1.91	57.41	34.37	28.83	5.46
2020	51.41	54.98	2.21	57.81	34.70	28.70	6.45
2021	54.28	57.69	2.52	60.81	36.53	29.17	7.50
2022	57.16	60.65	2.75	63.65	38.36	29.71	8.23
Thereafter (%)[2]	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
1 GLJ Petroleum Consultants Ltd. (“GLJ”) price forecasts, effective December 31, 2017.
[2] Percentage change represents the increase in each year after 2022 to the end of the reserve life.